Nature of the Business and Summary of Significant Accounting Policies (Details 1)	Sep. 30, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Ownership Percentage by Noncontrolling Owners	100.00%	100.00%
Omagine, Inc. [Member]
Noncontrolling Interest [Line Items]
Ownership percentage owned by Omagine Inc	60.00%	60.00%
RCA [Member]
Noncontrolling Interest [Line Items]
Ownership Percentage by Noncontrolling Owners	25.00%	25.00%
CCC-Panama [Member]
Noncontrolling Interest [Line Items]
Ownership Percentage by Noncontrolling Owners	10.00%	10.00%
CCC-Oman [Member]
Noncontrolling Interest [Line Items]
Ownership Percentage by Noncontrolling Owners	5.00%	5.00%